Document and Entity Information	0 Months Ended
Sep. 26, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 26, 2014
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Sep. 23, 2014
Document Effective Date	Sep. 26, 2014
Prospectus Date	Sep. 26, 2014
Infinity Q Diversified Alpha Fund | Class A
Risk/Return:
Trading Symbol	IQDAX
Infinity Q Diversified Alpha Fund | Class I
Risk/Return:
Trading Symbol	IQDNX